Intangible Assets, Net (Other Than Goodwill) (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 596,758	$ 579,371